ISLAMIA INCOME FUND
--------------------------------------------------------------------------------

       SUPPLEMENT DATED AUGUST 16, 2001, TO PROSPECTUS DATED JULY 3, 2000

Effective August 1, 2001, Fund Services, Inc., d/b/a Champion Fund Services(TM) is the Islamia Income Fund's Administrator, Fund Accountant, and Transfer Agent and Dividend Disbursing Agent, replacing American Data Services, Inc. On and after that date, all purchases, redemptions and requests for information should be addressed to Champion Fund Services at 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014 or by calling (877) 881-2750.

All references to American Data Services, Inc. are to be disregarded.

THE INFORMATION BELOW REPLACES THE COMPARABLE INFORMATION IN THE APPLICABLE NAMED SECTIONS OF THE PROSPECTUS.

THE FUND (SECOND PARAGRAPH, PAGE 1)
-----------------------------------
To learn more about how the Islamia Income Fund can help you achieve your financial goals, call us at (877) 881-2750).

THE INVESTMENT  ADVISER AND  DISTRIBUTOR OF THE FUND (SECOND  PARAGRAPH,  SECOND
--------------------------------------------------------------------------------
SENTENCE, PAGE 2)
-----------------
The Adviser's principal mailing address is 19 West Fullerton Avenue, Glendale Heights, Illinois 60139.

INVESTMENT RESULTS (LAST SENTENCE, PAGE 6)
------------------------------------------
You may obtain current share values by calling the Fund at (877) 881-2750.

OPENING AN ACCOUNT AND PURCHASING SHARES
----------------------------------------

(FIRST PARAGAPH, PAGE 7)
------------------------
To open an account, complete and sign the Account Application. Make your check payable to Islamia Income Fund. Mail your completed Account Application, together with your check to: Islamia Income Fund, c/o Champion Fund Services, 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014. After your initial purchase, you may purchase additional shares by mailing to the Fund, c/o Champion Fund Services at the above address, a check in the amount of your purchase, made payable to Islamia Income Fund, and indicating your account number on the check.

(THIRD PARAGRAPH, SECOND SENTENCE, PAGE 7)
------------------------------------------
If you choose to invest in the Fund, an account will be opened and maintained for you by Champion Fund Services, the Fund's Transfer Agent and Administrator ("Champion Fund Services" or the "Administrator").

TAX-SHELTERED RETIREMENT PLANS (SECOND SENTENCE, PAGE 7)
--------------------------------------------------------
In order to receive the necessary materials to create an IRA account, please write to the Fund, c/o Champion Fund Services, 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014 or call (877) 881-2750.

HOW TO REDEEM FUND SHARES
-------------------------

WRITTEN REQUEST (FIRST PARAGRAPH, FIRST SENTENCE, PAGE 7)
---------------------------------------------------------
You may redeem shares by sending an unconditional written request for redemption directly to the Fund c/o Champion Fund Services, 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014.

TELEPHONE REQUEST ( PAGE 8)
---------------------------
All  references  to American  Data  Services are  replaced  with  Champion  Fund
Services.

DISTRIBUTION AND TAXES (FIRST PARAGRAPH, FOURTH SENTENCE, PAGE 9)
-----------------------------------------------------------------
The election to receive dividends or reinvest them may be changed by writing to:
Champion Fund  Services,  14340 Torrey Chase Blvd.,  Suite 170,  Houston,  Texas
77014.

GENERAL INFORMATION
-------------------

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT (PAGE 10)
-----------------------------------------------------
The Custodian of the assets of the Fund is Union Bank of California, N.A., located at 350 California Street, San Francisco, California 94104.

The Administrator of the Fund is Champion Fund Services. Pursuant to Administrative and Accounting Agreements with the Fund, Champion Fund Services provides certain administrative services necessary for the operations of the Fund, subject to the supervision of the Fund's Board of Trustees, and performs Fund accounting services. For the services rendered to the Fund by the Administrator, the Fund pays the Administrator a monthly fee. The Fund also pays the Administrator for any out-of-pocket expenses and additional fees for special reports, if any, and for state filings. In addition, the Administrator serves as the Fund's transfer and dividend paying agent for which it is paid separately.

(All references to American Data Services, Inc. as Administrator, Transfer Agent, and Fund Accounting Agent are replaced with Champion Fund Services).

AVAILABLE INFORMATION ABOUT THE FUND
------------------------------------

(FIRST PARAGRAPH, THIRD SENTENCE, PAGE 10)
------------------------------------------
Call the Fund at (877) 881-2750 to request a free copy of the SAI or for other Fund information.

(THIRD PARAGRAPH, PAGE 10)
--------------------------
Islamia Group of Funds
Islamia Income Fund
19 West Fullerton Avenue
Glendale Heights, IL 60139
(877) 881-2750